Financing Received from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 441,780,166	$ 300,794,066
Argentina, Pesos | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1646 days	1668 days
Rate	40.00	9.9
Notional amount	$ 39,076,777	$ 10,566,640
Argentina, Pesos | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	218 days	234 days
Rate	40.23	133.1
Notional amount	$ 359,388,689	$ 206,029,289
Argentina, Pesos | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	7 days	4 days
Rate	32.00	80.0
Notional amount	$ 5,000,000	$ 2,674,028
Argentina, Pesos | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00	0
Notional amount	$ 351,376	$ 420,073
US Dollar | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term		1748 days
Rate		9.4
Notional amount		$ 2,898,767
US Dollar | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	7 days
Rate	3.00
Notional amount	$ 10,325,009
US Dollar | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00	0
Notional amount	$ 8,262,146	$ 2,208,979
US Dollar | International Institutions | IFC
Disclosure of detailed information about borrowings [line items]
Term		2266 days
Rate		8.5
Notional amount		$ 5,868,608
US Dollar | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	129 days	182 days
Rate	6.95	5.6
Notional amount	$ 19,376,169	$ 70,127,682